NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED	12 Months Ended
Dec. 31, 2018
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

40. NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

Effective for annual periods beginning on or after January 1, 2019

•     IFRS 16, Leases

IFRS 16 sets out a comprehensive model for identification of lease agreements and its treatment in the financial statements of both lessees and lessors. IFRS 16 introduces a control model for the identification of leases, distinguishing between leases and service contracts on the basis of whether there is an identified asset controlled by the customer.

IFRS 16 supersedes a number of existing standards and interpretations, including IAS 17 - Leases, IFRIC 4 - Determining whether an Arrangement contains a Lease, SIC 15 - Operating Leases - Incentives, and SIC 27 - Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

The Group elected to apply the standard by using the modified retrospective approach. Therefore, the cumulative effect of adopting IFRS 16 will be recognised as an adjustment to the opening balance of retained earnings at January 1, 2019, with no restatement of comparative information.

Under IAS 17 Lease, Lessees recognised a periodic lease expense over the lease term for operating leases, while adoption of IFRS 16 resulted in the Group’s future minimum lease payments under non-cancellable operating leases to be recognised as lease liabilities with corresponding Right-of-Use (“RoU”) assets. The amounts are adjusted for the effects of discounting and the practical expedients available and selected by the Group.

The Group elected the package of practical expedients permitted under the transition guidance within IFRS 16, which among other things, allows the Group to carryforward the historical lease assessments which permits the Group not to reassess the Group prior conclusions about lease identification, lease classification and initial direct costs.

The Group as Lessee

IFRS 16 establishes a single recognition model for all leases with terms longer than 12 months to record RoU assets and corresponding lease liabilities on the consolidated statement of financial position. Besides the carrying forward of the historical lease classification, the Group elected the package of practical expedients permitted under the transition guidance within IFRS 16 which allow the Group to apply single discount rate to a leases portfolio with reasonably similar characteristic such as similar assets in similar economic environment with the same end date. The Group also elected not to separate the lease components from non-lease components and included the initial direct costs in the measurement of the RoU assets, consequently the Group accounted for the whole contract as a lease. In addition, the election of the hindsight practical expedient will make the Group initial application of IFRS 16 to some extent more simple in determining the lease term, especially if the contract contains extension or termination options. Further, as permitted by the standard, the Group rely on the previous onerous lease provision as an alternative to perform an impairment review of each of its RoU assets on the transition date.

The Group also elected the practical expedient to recognise RoU assets or lease liabilities for leases which the lease term ends within 12 months after January 1, 2019. The Group will recognise those lease payments on a straight-line basis over the lease term in the consolidated statement of profit or loss and other comprehensive income.

The Group as Lessor

The accounting for lessors under IFRS 16 is similar with the previous lease accounting standard, IAS 17 Leases. It requires the lessors to classify the lease as either operating lease or finance lease. The leases will be classified as financing if it transfers substantially the risks and rewards incidental to ownership of the underlying asset, otherwise it will be classified as an operating lease.

The Group expect that the effect of the adoption will be material to the consolidated statement of  financial position. The Group do not expect that the impact of the adoption will be material to the consolidated statement of profit of loss and other comprehensive income. The Group currently believe the most significant changes pertaining to the recognition of RoU assets and lease liabilities on the Group consolidated statement of financial position for operating assets such as transmission installation and equipment, land rights, buildings, data processing equipment and other assets as determined. The Group do not expect any significant changes in the Group leasing activities between now and the time of adoption.

The Group continue to finalize the assessment of all of the potential impacts that the adoption of IFRS 16 will have on the Group consolidated financial statements, including evaluation of the existing lease portfolios, review of contractual arrangements for lease contracts, embedded leases, and collation all of the necessary information required to properly account for the leases under  IFRS 16, and its disclosure. Additionally, the Group is continuing to identify necessary changes to the business process, system, and internal controls to prepare the adoption and meet the reporting standard. The aforementioned activities are monitored by a dedicated project team.

•     IFRIC 23, Uncertainty over Income Tax Treatments

IFRIC 23 clarifies how to apply the recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments. When there is uncertainty over income tax treatments, IFRIC 23 addresses:

-     whether an entity considers uncertain tax treatments separately;

-     the assumptions an entity makes about the examination of tax treatments by taxation authorities;

-     how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates; and

-     how an entity considers changes in facts and circumstances.

The Group is currently assessing on how the recognition and measurement of ongoing tax assessment would be affected by this IFRIC 23.

•     Amendments to IFRS 3, Business Combination and IFRS 11, Joint Arrangements, previously Held Interest in a Joint Operation

IFRS 3 is amended to clarify that when an entity obtains control of a business that is a joint operation and had rights to the assets and obligations for the liabilities relating to that joint operation immediately before the acquisition date, the transaction is a business combination achieved in stages. The acquirer shall therefore apply the requirements for a business combination achieved in stages, including remeasuring its previously held interest in the assets and liabilities of the joint operation at fair value.

IFRS 11 is amended to clarify that a party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3. In such cases, previously held interests in the joint operation are not remeasured.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance.

•     Amendments to IFRS 9, Prepayment Features with Negative Compensation

IFRS 9 is amended to clarify that financial assets with prepayment features that may result in negative compensation qualify as contractual cash flows that are solely payments of principal and interest on the principal amount outstanding.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance since there is no financial assets with prepayment features as of December 31, 2018.

•     Amendments to IAS 12, Income Tax Consequences of Payments on Financial Instruments Classified as Equity

IAS 12 is amended to clarify that an entity shall recognise the income tax consequences of dividends as defined in IFRS 9 when it recognises a liability to pay a dividend. An entity shall recognise the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognised those past transactions or events.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance.

•     Amendments to IAS 23, Borrowing Costs Eligible for Capitalisation

IAS 23 is amended to clarify that when the entity calculates the borrowing costs eligible for capitalisation from general borrowings, the entity shall exclude from this calculation borrowing costs applicable to borrowings made specifically for the purpose of obtaining a qualifying asset until substantially all the activities necessary to prepare that asset for its intended use or sale are complete.

These ammendments are not expected to have an impact to the Group's consolidated statements of financial position or performance.

•     Amendments to IAS 28, Long-term Interests in Associates and Joint Ventures

IAS 28 is amended to provides that the entity shall apply IFRS 9 to financial instruments in an associate or joint venture to which the equity method is not applied. These include long-term interests that, in substance, form part of the entity's net investment in an associate or joint venture.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance since there are no long-term interests in associates and joint ventures as of December 31, 2018.

•     Amendment to IAS 19, Plan Amendment, Curtailment, or Settlement

The amendments address the accounting when a plan amendment, curtailment or settlement occurs during a reporting period. The amendments specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an entity is required to:

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Determine current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to remeasure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event

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Determine net interest for the remainder of the period after the plan amendment, curtailment or settlement using: the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event; and the discount rate used to remeasure that net defined benefit liability (asset).

The amendments also clarify that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This amount is recognised in profit or loss. An entity then determines the effect of the asset ceiling after the plan amendment, curtailment or settlement. Any change in that effect, excluding amounts included in the net interest, is recognised in other comprehensive income. These amendments will apply only to any future plan amendments, curtailments, or settlements of the Group.

Effective for annual periods beginning on or after January 1, 2020

•     Amendment to IAS 1 and IAS 8, Definition of Material

IAS 1 and IAS 8 are amended to clarify the definition of material and its application by:

-	aligning the wording of the definition of material across IFRS Standards and other publications and making minor improvements to that wording;
-	including some of the supporting requirements in IAS 1 in the definition to give them more prominence; and
-	clarifying the explanation accompanying the definition of material.

The amended definition of material states “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity”.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance.

•     Amendments to IFRS 3, Definition of a Business

IFRS 3 is amended to clarify the definition of business in order to assist the entity in determining whether a transaction should be recorded as a business combination or asset acquisition. In general, these amendments:

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clarify that business is an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing goods or services to customers, generating investment income (such as dividends or interest) or generating other income from ordinary activities;

-	add an optional test (the concentration test) to permit a simplified assessment of whether an acquired set of activities and assets is not a business;
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clarify that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output; and

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add guidelines and illustrative examples to help the entity assess whether an acquired process is substantive if the acquired set of activities and assets does not have outputs and if it does have outputs.

These amendments are expected to have an impact to the Group’s future business combinations.

Effective for annual periods beginning on or after January 1, 2021

•     IFRS 17, Insurance Contract, considered to be not applicable to the Group’s consolidated financial statements.

The effective date was postponed to a date yet to be determined

•     Amendments to IFRS 10 and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments provide guidance for accounting treatment when a parent loses control of a subsidiary in a transaction with an associate or joint venture. The amendments require full gain to be recognised when the assets transferred meet the definition of a “business” under IFRS 3, Business Combinations.

These amendments are not expected to impact the Group’s consolidated statements of financial position or performance.